Adoption of IFRS 16 Leases - Differences between operating lease commitments disclosed under prior standard and additional lease liabilities recognised at date of initial application (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Undiscounted future minimum lease payments under operating leases at December 31, 2018			$ 24,219
Impact of discounting	$ (15,575)
Lease liabilities	$ 30,537	$ 30,063
Finance lease liability at December 31, 2018			$ 14,026
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Impact of discounting		(5,167)
Leases not yet commenced at January 1, 2019		(2,586)
Short-term leases		(277)
Long-term leases expiring before December 31, 2019		(192)
Other reconciling items (net)		40
Lease liabilities		$ 16,037